Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables [abstract]
Trade payables	$ 718	$ 554
Sales rebates and reserves	441	402
Short‑term employee benefits	197	212
Other payables	158	99
Total trade and other payables	$ 1,515	$ 1,267